Discontinued Operation (Tables)	12 Months Ended
Sep. 30, 2020
Discontinued Operations and Disposal Groups [Abstract]
Schedule of assets and liabilities of the discontinued operation
	As of September 30,
	2019	2020
Assets of discontinued operation
Accounts receivable*	$112,921	$102,449
Total current assets	112,921	102,449
Total assets	$112,921	$102,449

Liabilities of discontinued operation
Accounts payable	307,782	314,756
Advance from customers	34,040	34,500
Other payable	272,262	283,622
Income tax payable	21,919	22,834
Total current liabilities	636,003	655,712
Total liabilities	$636,003	$655,712
*	The accounts receivables as of September 30, 2020 has been subsequently collected in November 2020.

Schedule of revenues and income from discontinued operation
	For the years ended September 30,
	2018	2019	2020
Net revenues	$1,460,908	$2,511,527	$-
Cost of revenues	(1,731,605)	(2,011,797)	-
Loss on the disposal of the production line	-	(151,298)	-
(Loss) income from discontinued operation before income tax	(270,697)	348,432	-
Income tax (benefit) expense	(67,674)	87,108	-
(Loss) income from discontinued operation, net of income tax	$(203,023)	$261,324	$-